Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Weighted Average Number of Shares
37.1.1 Weighted average number of ordinary shares outstanding

	2021		2022		2023
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
	(In number of shares)
Number of issued ordinary shares	415,807,920	151,769,890,800	408,897,068	150,138,929,728	403,511,072	147,787,824,904
Number of treasury shares *	(26,173,585)	(9,553,358,525)	(19,262,733)	(7,922,397,453)	(24,847,247)	(7,617,096,867)

Average number of ordinary shares outstanding	389,634,335	142,216,532,275	389,634,335	142,216,532,275	378,663,825	140,170,728,037

Number of days		365		365		365
Weighted average number of ordinary shares outstanding		389,634,335		389,634,335		384,029,392

*	Treasury stock retired during the year ended December 31, 2022 and 2023 were deducted from February 14, 2022 and April 4, 2023, respectively.

Schedule of Earnings per Share Basic by Common Class
37.1.2 Basic earnings per share

	2021		2022		2023
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	4,409,543,288,213	￦	4,152,991,586,688	￦	4,631,932,222,629
Deduction: Dividends on hybrid securities		(71,537,500,000)		(126,402,175,000)		(184,915,050,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		4,338,005,788,213		4,026,589,411,688		4,447,017,172,629
Weighted average number of ordinary shares outstanding (B)		389,634,335		389,634,335		384,029,392
Basic earnings per share (A/B)	￦	11,134	￦	10,334	￦	11,580

Schedule of Adjusted Profit for Diluted Earnings per Share
37.2.1 Adjusted profit for diluted earnings per share

	2021		2022		2023
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	4,409,543,288,213	￦	4,152,991,586,688	￦	4,631,932,222,629
Deduction: Dividends on hybrid securities		(71,537,500,000)		(126,402,175,000)		(184,915,050,000)

Profit attributable to ordinary equity holders of the Parent Company		4,338,005,788,213		4,026,589,411,688		4,447,017,172,629
Adjustments: Interest expense on exchangeable bonds		2,347,186,871		2,380,953,816		2,451,851,049

Adjusted profit for diluted earnings per share	￦	4,340,352,975,084	￦	4,028,970,365,504	￦	4,449,469,023,678

Schedule of Adjusted Weighted Average Number of Shares for Diluted Earnings per Share
37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

	2021	2022	2023
	(In number of shares)
Weighted average number of ordinary shares outstanding	389,634,335	389,634,335	384,029,392
Adjustment:
Stock grants	3,945,208	4,306,711	4,300,774
Exchangeable bonds	5,000,000	5,000,000	5,000,000

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	398,579,543	398,941,046	393,330,166

Schedule of Earnings per Share Diluted by Common Class
37.2.3 Diluted earnings per share

	2021		2022		2023
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	4,340,352,975,084	￦	4,028,970,365,504	￦	4,449,469,023,678
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		398,579,543		398,941,046		393,330,166

Diluted earnings per share	￦	10,890	￦	10,099	￦	11,312